Miscellaneous Payables and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Miscellaneous Payables and Other Non-Current Liabilities

NOTE 22—MISCELLANEOUS PAYABLES AND OTHER NON—CURRENT LIABILITIES

Miscellaneous payables and other non-current liabilities rose by 1,619 million euros compared to December 31, 2017. The figure breaks down as follows:

			As of December 31,
			2018	2017
			(millions of euros)

Miscellaneous payables ( non-current)
Payables to social security agencies			275	238
Income tax payables (*)			42	45
Other liabilities			1,919	16

	(a)		2,236	299
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)			109
Other deferred revenue and income			595
Capital grants			357	391
Deferred income				988

	(b	)	1,061	1,379

Miscellaneous payables and other non-current liabilities	(a+b	)	3,297	1,678

(*)	Analyzed in the Note “Income tax expense”.

The impact caused by the adoption of IFRS 15 are summarized as below:

		New IFRS Adoption
	As of December 31, 2017	IFRS 15 reclassifications	IFRS 15 adjustments	As of January 1, 2018
	(millions of euros)
Miscellaneous payables (non-current)
Payables to social security agencies	238	—	—	238
Income tax payables (*)	45	—	—	45
Other liabilities	16	—	—	16

	299	—	—	299
Other non current liabilities
Deferred revenues from contract with customers (Contract liabilities)	—	350	(251)	99
Other deferred revenue and income	—	638		638
Capital grants	391	—		391
Deferred income	988	(988)	—	—

	1,379	—	(251)	1,128

Miscellaneous payables and other non-current liabilities	1,678	—	(251)	1,427

For more detailed information on the impacts caused by the adoption of IFRS 15, please refer to the Note “Accounting Standards”.

Miscellaneous payables (non-current) included:

•

payables to social security agencies equal to 275 million euros and mainly related to the remaining amount due to the INPS for the application of the 2015 arrangements relating to Article 4 paragraphs 1-7ter, of Italian Law 92 of June 28, 2012, the “Fornero Law” (see the Note “Employee benefits expenses” for more details).

Details are as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Non-current payables:
Due from 2 to 5 years after the end of the reporting period	259	226
Due beyond 5 years after the end of the reporting period	16	12

	275	238
Current payables	173	58

Total	448	296

•

other payables equal to 1,919 million euros at December 31, 2018. rose by 1,903 million euros compared to December 31, 2017, driven by the investment for the total amount of 1,922 million euros (net of payment of the first installment for 477 million euros at the end of October 2018) in the acquisition of user rights to frequencies in the 694–790 MHz, 3600–3800 MHz, and 26.5–27.5 GHz bands, which will be reserved for 5G mobile telecommunications services in Italy, awarded to TIM S.p.A. at auction in 2018 by the Ministry of Economic Development. The residual debt was recognized at nominal value for 1,903 million euros under the item non-current miscellaneous payables and 19 million euros under the item current miscellaneous payables; the payment schedule is the following:

•	19 million euros by September 2019;

•	110 million euros by September 2020;

•	55 million euros by September 2021;

•	1,738 million euros by September 2022.

Other non-current liabilities included:

•

Contract liabilities equal to 109 million euros at December 31, 2018 and which are reversed to the income statement on the basis of the duration of the contractual obligations between the parties, equal to an average of 24 months; therefore the balance at December 31, 2018 will generally be reversed to the income statement by December 31, 2020. In particular, the item includes:

•

deferred revenues for activation and installation fees charged on new TIM S.p.A. customer contracts (20 million euros at December 31, 2018): to this regard, under previous accounting policies, revenues for activation and installation were deferred over the expected duration of the customer relationship. IFRS 15 instead requires that such revenues—given that they are not allocated to separate performance obligations—be allocated to other contract obligations and recognized throughout the period of performance of the contract;

•	deferred revenues for TIM S.p.A. network access fees (32 million euros at December 31, 2018);

•	deferred revenues for TIM S.p.A. subscription fees and rent and maintenance (49 million euros at December 31, 2018).

•

Other deferred revenue and income totaling 595 million euros; the item mainly consisted of the non-current portion (approx. 190 million euros) of the deferred gain on the sale and lease-back of telecommunication towers by the Brazil Business Unit;this item also includes deferred income connected to the deferral of the revenue deriving from contracts for the sale of transmission capacity (operating asset leases).

•

Capital grants, which came to 357 million euros at December 31, 2018: the item represents the component still to be released to the income statement based on the remaining useful life (estimated at around 18 years) of the assets that the grants refer to and is mainly connected to the realization of the infrastructures on the Ultra-Broadband-UBB and Broadband-BB projects.

•	Deferred income: no longer present at December 31, 2018 as included in the aforementioned items. At December 31, 2017, deferred income totaled 988 million euros and mainly comprised:

•	the effect of the deferral of revenues from the activation of the telephone service of TIM S.p.A.;

•	the non-current portion of the deferred gain on the sale and lease back of the telecommunication towers of the Brazil Business Unit;

•	the deferral of revenues from the sale of transmission capacity.